SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Principal Effects on Statement of Profit or Loss) (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2019 ILS (₪)
Disclosure of quantitative information about right-of-use assets [line items]
Decrease in lease expenses	₪ (1,193)
Increase in depreciation expenses	1,153
Total increase in income from operation activities	40
Increase in finance expenses	65
Decrease in tax expenses	(6)
Total decrease in income for the year	(18)
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Decrease in lease expenses	(1,193)
Increase in depreciation expenses	1,153
Total increase in income from operation activities	40
Increase in finance expenses	65
Decrease in tax expenses	(6)
Total decrease in income for the year	₪ (18)